UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (55.6%)(a)
				Shares	Value

Basic materials (2.0%)

Anglo American PLC (United Kingdom)				2,922	$52,448

Asahi Kasei Corp. (Japan)				7,000	86,248

BASF SE (Germany)				2,491	265,088

Cabot Corp.				781	43,580

Celanese Corp. Ser. A				391	40,770

CIMIC Group, Ltd. (Australia)				4,159	144,714

Covestro AG (Germany)				665	57,179

Evonik Industries AG (Germany)				4,649	166,048

Fortescue Metals Group, Ltd. (Australia)				11,438	46,311

Hitachi Chemical Co., Ltd. (Japan)				1,700	46,634

HOCHTIEF AG (Germany)				896	151,170

Kajima Corp. (Japan)				4,000	39,768

Kuraray Co., Ltd. (Japan)				3,000	56,146

Mitsubishi Chemical Holdings Corp. (Japan)				9,100	86,801

Mitsubishi Gas Chemical Co., Inc. (Japan)				1,700	39,879

Mitsubishi Materials Corp. (Japan)				400	13,833

Newmont Mining Corp.				4,388	164,594

Packaging Corp. of America				2,048	234,865

Reliance Steel & Aluminum Co.				1,073	81,730

Rio Tinto PLC (United Kingdom)				1,344	62,547

Sherwin-Williams Co. (The)				1,171	419,265

Shin-Etsu Chemical Co., Ltd. (Japan)				400	35,798

Steel Dynamics, Inc.				7,313	252,079

Taisei Corp. (Japan)				1,400	73,461

Timken Co. (The)				1,853	89,963

UPM-Kymmene OYJ (Finland)				2,978	80,707

voestalpine AG (Austria)				729	37,174

					2,868,800
Capital goods (3.7%)

ACS Actividades de Construccion y Servicios SA (Spain)				3,728	138,154

Allison Transmission Holdings, Inc.				8,581	322,045

Avery Dennison Corp.				1,658	163,048

BWX Technologies, Inc.				1,756	98,371

Carlisle Cos., Inc.				1,073	107,611

Crane Co.				488	39,035

Crown Holdings, Inc.(NON)				6,631	396,003

Cummins, Inc.				2,828	475,189

HD Supply Holdings, Inc.(NON)				3,316	119,608

Hitachi, Ltd. (Japan)				17,000	119,917

Huntington Ingalls Industries, Inc.				781	176,850

Jacobs Engineering Group, Inc.				2,341	136,410

JTEKT Corp (Japan)				2,300	31,893

L3 Technologies, Inc.				3,316	624,834

Northrop Grumman Corp.				2,048	589,251

Oshkosh Corp.				1,756	144,940

Parker Hannifin Corp.				1,951	341,464

Quanta Services, Inc.(NON)				5,168	193,128

Raytheon Co.				3,121	582,316

Sandvik AB (Sweden)				5,519	95,203

Spirit AeroSystems Holdings, Inc. Class A				2,341	181,943

Waste Management, Inc.				3,121	244,281

WESCO International, Inc.(NON)				683	39,785

					5,361,279
Communication services (1.6%)

ACC Claims Holdings, LLC Class A (Units)(F)				45,210	271

Cable One, Inc.				100	72,212

Eutelsat Communications SA (France)				512	15,165

I-CABLE Communications, Ltd. (Hong Kong)(NON)				10,599	346

Juniper Networks, Inc.				11,604	322,939

KDDI Corp. (Japan)				2,200	58,041

Nippon Telegraph & Telephone Corp. (Japan)				3,800	174,273

PCCW, Ltd. (Hong Kong)				9,000	4,877

Sky PLC (United Kingdom)				13,103	160,656

Telstra Corp., Ltd. (Australia)				49,756	136,462

Verizon Communications, Inc.				29,760	1,472,822

					2,418,064
Conglomerates (0.4%)

Bouygues SA (France)				3,637	172,588

Danaher Corp.				3,316	284,446

Marubeni Corp. (Japan)				24,800	169,503

					626,537
Consumer cyclicals (7.5%)

Adecco Group AG (Switzerland)				2,166	168,654

Aramark				3,901	158,420

Aristocrat Leisure, Ltd. (Australia)				4,699	77,723

Berkeley Group Holdings PLC (The) (United Kingdom)				143	7,123

Booz Allen Hamilton Holding Corp.				2,633	98,448

Carnival PLC (United Kingdom)				2,546	161,814

Carter's, Inc.				683	67,446

Clorox Co. (The)				2,341	308,801

Dai Nippon Printing Co., Ltd. (Japan)				2,500	59,904

Discovery Communications, Inc. Class A(NON)(S)				19,404	413,111

Dolby Laboratories, Inc. Class A				781	44,923

Electrolux AB Ser. B (Sweden)				4,440	150,782

Euronet Worldwide, Inc.(NON)				391	37,063

Fiat Chrysler Automobiles NV (Italy)(NON)				8,378	150,114

Ford Motor Co.				2,536	30,356

GEDI Gruppo Editoriale SpA (Italy)(NON)				261	231

Harvey Norman Holdings, Ltd. (Australia)(S)				20,392	62,271

Hasbro, Inc.				2,536	247,691

Home Depot, Inc. (The)				2,438	398,759

Hyatt Hotels Corp. Class A(NON)				781	48,258

Industrivarden AB Class A (Sweden)				6,332	169,011

International Game Technology PLC				1,171	28,748

Interpublic Group of Cos., Inc. (The)				1,366	28,399

ISS A/S (Denmark)				1,158	46,568

John Wiley & Sons, Inc. Class A				586	31,351

KAR Auction Services, Inc.				1,853	88,462

Kimberly-Clark Corp.				4,388	516,380

Kingfisher PLC (United Kingdom)				32,324	129,293

Lagardere SCA (France)				676	22,631

Lear Corp.				1,171	202,677

Liberty SiriusXM Group Class A(NON)				2,438	102,152

Lowe's Cos., Inc.				12,286	982,143

LSC Communications, Inc.				1,171	19,333

Marks & Spencer Group PLC (United Kingdom)				33,086	156,681

Masco Corp.				5,071	197,820

Mazda Motor Corp. (Japan)				1,400	21,473

Michaels Cos., Inc. (The)(NON)				3,511	75,381

MSC Industrial Direct Co., Inc. Class A				878	66,350

Namco Bandai Holdings, Inc. (Japan)				1,000	34,314

News Corp. Class A				4,486	59,484

NVR, Inc.(NON)				50	142,750

Owens Corning				2,341	181,076

Peugeot SA (France)				6,789	161,682

PVH Corp.				2,536	319,688

Ralph Lauren Corp.				5,948	525,149

Randstad Holding NV (Netherlands)				758	46,890

Renault SA (France)				722	70,920

Ross Stores, Inc.				5,266	340,026

RR Donnelley & Sons Co.				1,788	18,416

RTL Group SA (Belgium)				582	44,051

Scotts Miracle-Gro Co. (The) Class A				1,268	123,427

ServiceMaster Global Holdings, Inc.(NON)				1,463	68,366

Square, Inc. Class A(NON)				16,284	469,142

Suzuki Motor Corp. (Japan)				300	15,750

TABCORP Holdings, Ltd. (Australia)				26,760	89,855

Taylor Wimpey PLC (United Kingdom)				66,073	173,091

TJX Cos., Inc. (The)				9,946	733,319

Toppan Printing Co., Ltd. (Japan)				7,000	69,482

Toro Co. (The)				1,073	66,590

TransUnion(NON)				2,731	129,067

TUI AG (Germany)				1,139	19,322

Valeo SA (France)				1,272	94,382

Vantiv, Inc. Class A(NON)				1,073	75,614

Visteon Corp.(NON)				976	120,800

Wal-Mart Stores, Inc.				6,826	533,384

Walt Disney Co. (The)				7,898	778,506

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)				7,500	28,594

					11,109,882
Consumer staples (5.4%)

Altria Group, Inc.				2,828	179,352

Associated British Foods PLC (United Kingdom)				1,480	63,324

Beiersdorf AG (Germany)				182	19,581

Bunge, Ltd.				2,633	182,888

Campbell Soup Co.				4,096	191,775

Coca-Cola Amatil, Ltd. (Australia)				19,609	119,124

ConAgra Foods, Inc.				6,241	210,571

Darden Restaurants, Inc.				2,731	215,148

Delivery Hero Holding GmbH (acquired 06/12/15, cost $15,404) (Private) (Germany)(F)(RES)(NON)				600	21,381

Distribuidora Internacional de Alimentacion SA (Spain)				4,092	23,867

Dr. Pepper Snapple Group, Inc.				1,171	103,598

Energizer Holdings, Inc.				1,366	62,904

Heineken Holding NV (Netherlands)				1,717	161,331

Hershey Co. (The)				2,633	287,445

Ingredion, Inc.				1,268	152,972

ITOCHU Corp. (Japan)				11,300	185,154

J Sainsbury PLC (United Kingdom)				48,515	154,659

Kao Corp. (Japan)				3,100	182,785

Lamb Weston Holdings, Inc.				2,243	105,174

Liberty Interactive Corp.(NON)				683	39,307

ManpowerGroup, Inc.				1,268	149,396

McDonald's Corp.				6,923	1,084,696

Nestle SA (Switzerland)				1,495	125,207

PepsiCo, Inc.				8,483	945,261

Pinnacle Foods, Inc.				2,146	122,687

Pool Corp.				293	31,694

Procter & Gamble Co. (The)				1,951	177,502

Spectrum Brands Holdings, Inc.				586	62,069

Swedish Match AB (Sweden)				1,439	50,476

Sysco Corp.				7,313	394,536

Tate & Lyle PLC (United Kingdom)				17,201	149,475

Toyota Tsusho Corp. (Japan)				3,200	105,220

Tyson Foods, Inc. Class A				7,508	528,939

Ulta Beauty, Inc.(NON)				976	220,635

Unilever NV ADR (Netherlands)				835	49,384

Walgreens Boots Alliance, Inc.				7,118	549,652

Watsco, Inc.				976	157,204

WH Group, Ltd. (Hong Kong)				104,500	111,269

WM Morrison Supermarkets PLC (United Kingdom)				49,811	156,254

Yum! Brands, Inc.				2,828	208,169

					8,042,065
Energy (2.8%)

Baker Hughes a GE Co.				6,241	228,545

Caltex Australia, Ltd. (Australia)				1,366	34,498

Cimarex Energy Co.				2,926	332,598

Exxon Mobil Corp.				10,047	823,653

Halcon Resources Corp.(NON)				899	6,113

Milagro Oil & Gas, Inc. (Units)(F)				15	1,215

Nabors Industries, Ltd.				3,121	25,186

Nine Point Energy				89	1,225

ONEOK, Inc.				7,606	421,448

Parsley Energy, Inc. Class A(NON)				16,674	439,193

QEP Resources, Inc.(NON)				2,341	20,062

Repsol SA (Spain)				10,412	191,850

Rowan Cos. PLC Class A(NON)				2,536	32,588

Royal Dutch Shell PLC Class B (United Kingdom)				3,318	102,016

SandRidge Energy, Inc.(NON)				431	8,659

Superior Energy Services, Inc.(NON)				1,951	20,837

Tervita Corp. Class A (Canada)				16	122

Total SA (France)				5,387	289,344

Valero Energy Corp.				8,776	675,138

Vestas Wind Systems A/S (Denmark)				773	69,366

Williams Cos., Inc. (The)				15,991	479,890

					4,203,546
Financials (10.7%)

3i Group PLC (United Kingdom)				19,685	240,830

Aflac, Inc.				4,583	373,010

AGNC Investment Corp.(R)				5,948	128,953

Allianz SE (Germany)				1,244	279,280

Allstate Corp. (The)				4,291	394,386

Ally Financial, Inc.				7,703	186,875

American Financial Group, Inc.				488	50,484

Ameriprise Financial, Inc.				2,536	376,621

Annaly Capital Management, Inc.(R)				12,969	158,092

Apartment Investment & Management Co. Class A(R)				1,853	81,273

Apple Hospitality REIT, Inc.(R)				2,926	55,331

Aspen Insurance Holdings, Ltd.				586	23,674

Assured Guaranty, Ltd.				2,048	77,312

AXA SA (France)				6,526	197,378

Banco Santander SA (Spain)				14,574	101,748

Barratt Developments PLC (United Kingdom)				12,185	100,335

BNP Paribas SA (France)				2,124	171,332

Brandywine Realty Trust(R)				2,731	47,765

Brixmor Property Group, Inc.(R)				4,876	91,669

Camden Property Trust(R)				1,366	124,921

Cheung Kong Property Holdings, Ltd. (Hong Kong)				19,500	162,186

Chimera Investment Corp.(R)				3,023	57,195

Citigroup, Inc.				23,304	1,695,133

Colony NorthStar, Inc. Class A(R)				7,021	88,184

CoreLogic, Inc.(NON)				781	36,098

Credit Agricole SA (France)				5,317	96,650

Daiwa Securities Group, Inc. (Japan)				4,000	22,680

DGB Financial Group, Inc. (South Korea)				4,059	37,270

Discover Financial Services				4,291	276,684

DNB ASA (Norway)				4,759	95,903

Duke Realty Corp.(R)				4,193	120,842

E*Trade Financial Corp.(NON)				9,361	408,233

East West Bancorp, Inc.				1,366	81,659

Equity Commonwealth(NON)(R)				1,073	32,619

Equity Lifestyle Properties, Inc.(R)				683	58,110

Equity Residential Trust(R)				3,901	257,193

First Hawaiian, Inc.				3,413	103,380

Forest City Realty Trust, Inc. Class A(R)				3,608	92,040

Gaming and Leisure Properties, Inc.(R)				1,171	43,198

Goldman Sachs Group, Inc. (The)				4,876	1,156,538

Hartford Financial Services Group, Inc. (The)				5,558	308,080

HCP, Inc.(R)				6,436	179,114

Highwoods Properties, Inc.(R)				1,561	81,312

HSBC Holdings PLC (United Kingdom)				4,013	39,637

Industrial Bank of Korea (South Korea)				7,084	89,112

Japan Post Bank Co., Ltd. (Japan)				800	9,891

JPMorgan Chase & Co.				20,421	1,950,410

Kerry Properties, Ltd. (Hong Kong)				15,500	64,352

Liberty Property Trust(R)				1,658	68,077

Lincoln National Corp.				2,731	200,674

Mapfre SA (Spain)				11,790	38,376

MFA Financial, Inc.(R)				3,998	35,022

Mid-America Apartment Communities, Inc.(R)				293	31,316

Mitsubishi UFJ Financial Group, Inc. (Japan)				35,700	231,971

Mizuho Financial Group, Inc. (Japan)				107,800	189,035

Morgan Stanley				3,901	187,911

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)				818	174,893

New World Development Co., Ltd. (Hong Kong)				64,000	92,142

NN Group NV (Netherlands)				3,877	162,257

Nomura Holdings, Inc. (Japan)				18,500	103,657

Nomura Real Estate Holdings, Inc. (Japan)				1,400	29,927

ORIX Corp. (Japan)				10,600	171,113

Outfront Media, Inc.(R)				1,658	41,748

Park Hotels & Resorts, Inc.(R)				3,803	104,811

Persimmon PLC (United Kingdom)				4,955	171,437

Popular, Inc. (Puerto Rico)				2,438	87,622

Prudential Financial, Inc.				4,374	465,044

Quality Care Properties, Inc.(NON)(R)				2,048	31,744

Raymond James Financial, Inc.				586	49,417

Reinsurance Group of America, Inc.				683	95,299

Resona Holdings, Inc. (Japan)				31,300	160,846

Senior Housing Properties Trust(R)				1,561	30,518

Societe Generale SA (France)				2,927	171,362

Spirit Realty Capital, Inc.(R)				11,896	101,949

Starwood Property Trust, Inc.(R)				3,706	80,494

Sumitomo Mitsui Financial Group, Inc. (Japan)				5,200	200,032

Sumitomo Mitsui Trust Holdings, Inc. (Japan)				1,300	46,976

Sun Hung Kai Properties, Ltd. (Hong Kong)				4,000	65,285

SunTrust Banks, Inc.				4,486	268,128

Swiss Re AG (Switzerland)				1,971	178,506

TCF Financial Corp.				3,316	56,505

Travelers Cos., Inc. (The)				1,171	143,471

Two Harbors Investment Corp. ((R))				4,876	49,150

Unum Group				2,926	149,606

Validus Holdings, Ltd.				1,073	52,802

VEREIT, Inc.(R)				14,529	120,445

Voya Financial, Inc.				2,633	105,030

Wharf Holdings, Ltd. (The) (Hong Kong)				4,000	35,651

Wheelock and Co., Ltd. (Hong Kong)				14,000	98,466

WP Carey, Inc.(R)				488	32,886

					15,816,573
Health care (7.2%)

Alfresa Holdings Corp. (Japan)				500	9,168

AmerisourceBergen Corp.				4,388	363,107

AstraZeneca PLC (United Kingdom)				387	25,696

Baxter International, Inc.				5,461	342,678

Bayer AG (Germany)				1,784	243,111

Bruker Corp.				1,366	40,639

C.R. Bard, Inc.				976	312,808

Celgene Corp.(NON)				7,801	1,137,542

Charles River Laboratories International, Inc.(NON)				976	105,428

Eli Lilly & Co.				6,923	592,193

Gilead Sciences, Inc.				17,064	1,382,525

GlaxoSmithKline PLC (United Kingdom)				12,048	240,308

Hologic, Inc.(NON)				1,073	39,368

Johnson & Johnson				13,749	1,787,507

McKesson Corp.				3,803	584,179

Medipal Holdings Corp. (Japan)				2,800	48,661

Merck & Co., Inc.				10,726	686,786

Mitsubishi Tanabe Pharma Corp. (Japan)				3,800	87,349

Novartis AG (Switzerland)				3,088	264,362

Premier, Inc. Class A(NON)				1,268	41,299

Roche Holding AG (Switzerland)				1,286	328,290

Sanofi (France)				2,844	282,385

Shionogi & Co., Ltd. (Japan)				2,500	136,764

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)				139	15,664

UnitedHealth Group, Inc.				7,411	1,451,444

WellCare Health Plans, Inc.(NON)				1,073	184,277

					10,733,538
Technology (10.6%)

Adobe Systems, Inc.(NON)				1,171	174,690

Agilent Technologies, Inc.				4,486	288,001

Alphabet, Inc. Class A(NON)				2,722	2,650,466

Amadeus IT Holding SA Class A (Spain)				3,287	213,631

Amdocs, Ltd.				3,413	219,524

Apple, Inc.				17,848	2,750,734

Applied Materials, Inc.				20,769	1,081,857

AtoS SE (France)				1,279	198,404

Citrix Systems, Inc.(NON)				3,511	269,715

Dell Technologies, Inc. Class V(NON)				2,341	180,749

DST Systems, Inc.				586	32,160

Dun & Bradstreet Corp. (The)				1,171	136,316

DXC Technology Co.				3,998	343,348

eBay, Inc.(NON)				8,201	315,410

F5 Networks, Inc.(NON)				1,463	176,379

Facebook, Inc. Class A(NON)				3,511	599,925

FLIR Systems, Inc.				1,951	75,913

Fortinet, Inc.(NON)				5,266	188,733

Fujitsu, Ltd. (Japan)				1,000	7,451

Hoya Corp. (Japan)				1,100	59,662

HP, Inc.				28,277	564,409

Intuit, Inc.				3,121	443,619

Maxim Integrated Products, Inc.				4,778	227,958

Microsoft Corp.				35,893	2,673,670

Mixi, Inc. (Japan)				300	14,508

NCR Corp.(NON)				2,341	87,834

Otsuka Corp. (Japan)				700	44,981

Samsung Electronics Co., Ltd. (South Korea)				66	148,349

Synopsys, Inc.(NON)				1,951	157,114

Teradyne, Inc.				4,291	160,011

Texas Instruments, Inc.				9,848	882,775

VMware, Inc. Class A(NON)(S)				2,243	244,913

Xerox Corp.				1,317	43,843

					15,657,052
Transportation (1.8%)

ANA Holdings, Inc. (Japan)				2,600	98,592

Central Japan Railway Co. (Japan)				1,000	175,429

Delta Air Lines, Inc.				10,433	503,079

Deutsche Lufthansa AG (Germany)				545	15,144

Deutsche Post AG (Germany)				5,075	225,920

easyJet PLC (United Kingdom)				1,089	17,759

International Consolidated Airlines Group SA (Spain)				3,455	27,523

Japan Airlines Co., Ltd. (Japan)				500	16,925

Landstar System, Inc.				683	68,061

Norfolk Southern Corp.				3,023	399,762

Qantas Airways, Ltd. (Australia)				23,388	107,304

Royal Mail PLC (United Kingdom)				16,979	87,413

Union Pacific Corp.				7,411	859,454

Yangzijiang Shipbuilding Holdings, Ltd. (China)				26,000	27,445

					2,629,810
Utilities and power (1.9%)

American Electric Power Co., Inc.				4,778	335,607

CenterPoint Energy, Inc.				5,558	162,349

Centrica PLC (United Kingdom)				59,007	147,860

Edison International				391	30,173

Endesa SA (Spain)				3,323	74,916

Enel SpA (Italy)				38,567	232,242

ENGIE SA (France)				954	16,203

ENI SpA (Italy)				988	16,348

Entergy Corp.				7,216	551,014

Exelon Corp.				7,411	279,172

FirstEnergy Corp.				9,166	282,588

Gas Natural SDG SA (Spain)				412	9,120

Iberdrola SA (Spain)				3,204	24,887

Innogy SE (Germany)				732	32,577

NiSource, Inc.				6,923	177,160

PPL Corp.				2,146	81,441

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)				1,923	2,019

Tohoku Electric Power Co., Inc. (Japan)				3,100	39,449

UGI Corp.				7,216	338,142

Vectren Corp.				781	51,366

					2,884,633

Total common stocks (cost $68,506,140)					$82,351,779

CORPORATE BONDS AND NOTES (16.1%)(a)
				Principal amount	Value

Basic materials (1.2%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23				$10,000	$10,375

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)				20,000	22,919

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25				10,000	9,875

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19				15,000	16,388

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21				10,000	10,200

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)				10,000	11,500

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)				10,000	12,000

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23				20,000	21,300

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25				20,000	21,220

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23				20,000	24,300

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24				25,000	26,063

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24				25,000	26,281

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23				20,000	22,850

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24				25,000	26,438

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24				15,000	15,675

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25				40,000	41,200

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)				22,000	23,741

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43				15,000	13,913

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27				10,000	10,375

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25				15,000	16,613

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23				10,000	10,638

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24				25,000	24,563

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21				7,000	7,228

CSTN Merger Sub, Inc. 144A company guaranty sr. notes 6.75%, 8/15/24				15,000	14,963

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21				95,000	99,529

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.53%, 1.841%, 5/1/20				5,000	5,042

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25				40,000	41,134

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)				40,000	41,100

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25				20,000	20,763

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)				20,000	21,800

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)				5,000	5,213

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23				30,000	33,900

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24				87,000	92,155

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25				59,000	59,906

Grinding Media, Inc./Moly-Cop Altasteel, Ltd. 144A sr. sub. notes 7.375%, 12/15/23				5,000	5,425

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20				20,000	21,175

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22				10,000	11,200

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23				20,000	22,850

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25				10,000	10,725

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24				25,000	25,759

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)				15,000	15,919

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)				20,000	20,800

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)				45,000	44,354

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)				6,000	6,043

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)				10,000	10,375

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)				5,000	5,238

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)				25,000	26,895

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)				16,000	16,160

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)				9,000	9,113

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26				25,000	25,375

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24				10,000	10,375

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23				45,000	48,445

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27				20,000	21,550

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21				5,000	5,450

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22				5,000	5,181

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33				10,000	11,725

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24				5,000	5,381

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25				5,000	5,500

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27				35,000	35,243

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22				15,000	15,101

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)				15,000	18,356

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26				5,000	5,338

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24				20,000	21,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23				3,000	3,120

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25				40,000	40,050

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)				5,000	5,286

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)				5,000	5,064

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)				5,000	5,738

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25				15,000	15,338

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)				10,000	10,288

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)				5,000	5,125

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24				20,000	21,550

United States Steel Corp. sr. unsec. notes 6.875%, 8/15/25				5,000	5,113

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23				15,000	15,713

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27				20,000	20,875

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25				10,000	10,700

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)				10,000	10,400

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23				10,000	9,800

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26				36,000	35,954

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30				35,000	49,039

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31				10,000	13,896

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)				48,000	66,588

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24				25,000	27,469

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23				15,000	16,913

					1,741,630
Capital goods (0.9%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24				30,000	31,350

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24				20,000	20,725

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27				5,000	5,038

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19				17,000	18,636

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)				10,000	10,465

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24				35,000	36,488

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22				10,000	10,438

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23				10,000	10,450

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)				20,000	21,450

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20				45,000	49,613

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)				130,000	130,187

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26				10,000	11,750

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22				30,000	30,750

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22				30,000	29,945

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22				20,000	20,750

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41				55,000	67,623

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21				40,000	42,751

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64				65,000	69,432

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47				20,000	21,225

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26				8,000	8,300

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)				99,000	127,787

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24				30,000	34,463

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23				30,000	30,675

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35				27,000	29,721

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25				27,000	28,159

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22				15,000	15,638

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25				25,000	26,500

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22				10,000	10,400

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40				20,000	23,400

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN BBA LIBOR USD 3 Month + 3.50%, 4.804%, 7/15/21				30,000	30,600

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24				15,000	15,975

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47				55,000	56,969

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25				5,000	5,175

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24				20,000	21,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26				5,000	5,125

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)				40,000	42,400

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25				5,000	5,150

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26				20,000	20,488

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24				8,000	8,260

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20				105,000	104,661

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25				5,000	5,094

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25				20,000	20,350

					1,315,356
Communication services (1.5%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)				16,000	15,349

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)				100,000	103,400

AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50				85,000	85,414

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46				77,000	74,050

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27				160,000	164,685

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20				7,000	7,761

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22				7,000	7,210

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26				15,000	15,544

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24				25,000	26,469

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26				5,000	5,243

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23				5,000	5,206

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23				14,000	14,162

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20				4,000	4,174

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				35,000	35,613

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				15,000	15,263

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45				5,000	5,868

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25				6,000	6,414

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47				31,000	32,205

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37				64,000	89,233

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35				17,000	22,532

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25				35,000	36,000

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25				25,000	26,719

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27				25,000	24,604

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)				34,000	33,981

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)				36,000	39,852

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)				7,000	7,612

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)				35,000	35,215

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20				15,000	15,889

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24				63,000	63,709

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21				26,000	28,698

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)				73,000	107,212

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24				25,000	26,203

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25				5,000	4,238

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22				20,000	17,350

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24				4,000	3,050

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)				2,000	1,895

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)				30,000	30,450

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)				10,000	6,450

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)				30,000	41,717

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20				100,000	108,092

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)				46,000	49,107

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)				3,000	3,248

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)				85,000	89,540

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28				55,000	61,600

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20				5,000	5,463

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18				6,000	6,445

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23				48,000	55,680

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21				17,000	18,891

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23				13,000	13,683

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25				10,000	10,767

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23				5,000	5,269

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27				25,000	26,945

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22				5,000	5,178

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23				3,000	3,165

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22				17,000	17,680

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28				65,000	85,167

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48				55,000	53,249

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34				65,000	65,042

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27				90,000	93,907

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)				20,000	21,600

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)				40,000	41,588

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22				25,000	25,250

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23				20,000	14,150

					2,167,345
Consumer cyclicals (2.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24				40,000	49,107

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45				150,000	227,184

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)				20,000	20,204

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17				128,000	127,978

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27				90,000	90,643

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27				5,000	4,938

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26				10,000	9,863

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22				10,000	10,075

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25				10,000	9,825

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23				15,000	15,975

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22				25,000	26,070

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20				64,000	68,337

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21				14,000	5,040

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23				10,000	10,694

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26				10,000	10,913

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)				33,000	33,784

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)				10,000	10,458

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24				5,000	5,463

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27				15,000	14,181

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45				40,000	40,697

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25				19,000	19,331

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24				5,000	5,338

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22				5,000	5,169

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23				19,000	19,190

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20				10,000	9,900

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22				29,000	29,870

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25				35,000	34,388

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25				20,000	20,000

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23				30,000	32,250

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24				10,000	10,650

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23				65,000	66,430

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23				15,000	16,238

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20				79,000	86,320

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26				12,000	13,053

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26				105,000	109,156

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25				10,000	10,550

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26				76,000	76,137

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25				22,000	22,715

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25				10,000	10,199

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20				12,000	12,675

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26				20,000	21,825

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26				15,000	15,450

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)			CAD	27,000	22,419

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)				$20,000	21,350

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24				10,000	10,413

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27				75,000	78,750

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23				32,000	41,257

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)				31,000	34,505

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)				44,000	47,881

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25				25,000	25,500

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26				55,000	60,010

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23				15,000	15,210

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19				20,000	15,100

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)				65,000	69,713

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22				25,000	27,313

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21				35,000	36,706

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24				5,000	5,388

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)				15,000	14,588

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22				14,000	14,420

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24				15,000	15,788

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27				53,000	52,799

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22				7,000	7,403

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24				15,000	15,713

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24				5,000	5,175

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23				45,000	47,095

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)				5,000	5,222

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)				10,000	10,250

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20				35,000	38,588

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19				10,000	10,775

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21				15,000	16,875

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28				25,000	24,831

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21				29,000	29,109

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28				20,000	12,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)				10,000	4,700

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21				10,000	5,200

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24				30,000	31,050

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)				10,000	10,413

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)				5,000	5,138

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22				10,000	10,363

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23				20,000	20,876

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26				20,000	20,046

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26				81,000	81,656

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25				15,000	15,713

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24				7,000	7,298

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27				10,000	10,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22				14,000	14,456

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26				15,000	15,506

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24				10,000	10,300

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23				5,000	3,899

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25				46,000	47,375

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32				20,000	24,506

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26				25,000	27,260

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 4.875%, 6/1/23				10,000	10,275

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23				14,000	14,420

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21				25,000	25,219

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27				32,000	30,779

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23				20,000	20,726

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22				50,000	55,375

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22				25,000	26,531

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24				35,000	35,919

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24				10,000	10,763

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27				60,000	61,275

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27				20,000	20,500

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24				25,000	25,438

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25				10,000	10,650

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24				10,000	10,713

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24				25,000	26,570

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27				35,000	36,488

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25				10,000	9,825

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21				7,000	7,184

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24				7,000	7,289

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26				41,000	38,723

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23				5,000	5,075

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24				10,000	10,700

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22				10,000	10,400

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25				15,000	15,131

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21				70,000	73,593

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25				8,000	8,504

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40				10,000	11,881

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21				30,000	30,589

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41				10,000	10,758

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25				20,000	20,200

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23				10,000	10,325

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26				10,000	10,003

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27				30,000	30,106

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21				35,000	37,199

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27				10,000	10,187

					3,416,052
Consumer staples (1.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)				4,000	4,126

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)				10,000	10,150

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)(FWC)				5,000	5,075

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)				5,000	5,113

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)				15,000	15,053

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19				2,000	2,265

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24				24,000	25,518

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22				95,000	96,823

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20				80,000	81,236

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46				226,000	255,282

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26				73,000	75,519

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21				80,000	81,299

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18				47,000	46,972

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22				60,000	60,498

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25				5,000	5,275

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24				25,000	26,906

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25				15,000	16,238

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22				20,000	20,750

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21				5,000	5,306

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22				40,000	43,748

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18				130,000	130,581

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28				3,336	3,764

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36				44,808	47,640

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23				20,000	20,300

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22				40,000	50,144

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37				50,000	65,767

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42				60,000	69,385

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23				10,000	6,100

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25				25,000	25,438

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24				40,000	40,450

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25				15,000	14,288

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26				70,000	69,957

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26				15,000	15,881

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24				15,000	15,806

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27				10,000	10,300

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.82%, 2.129%, 8/10/22				10,000	10,000

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39				15,000	19,271

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40				70,000	86,923

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26				62,000	65,100

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24				5,000	5,213

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37				44,000	56,821

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39				59,000	71,913

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26				36,000	37,909

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25				10,000	10,325

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24				25,000	19,313

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21				13,000	11,343

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23				15,000	14,569

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21				60,000	61,994

					1,939,647
Energy (1.5%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24				30,000	32,400

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19				30,000	32,327

Andeavor Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25				10,000	10,713

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23				5,000	5,213

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21				13,000	13,341

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22				8,000	8,180

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40				5,000	5,236

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22				44,000	44,629

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22				10,000	10,725

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)				70,000	69,964

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)				35,000	34,966

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)				20,000	20,008

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20				10,000	9,613

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20				10,000	6,250

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22				11,000	7,150

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)				10,000	10,123

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)				29,000	33,386

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)				25,000	24,787

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25				30,000	32,288

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27				35,000	36,050

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22				16,000	17,240

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27				5,000	4,950

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25				45,000	45,450

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25				5,000	5,050

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27				58,000	58,258

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17				130,000	129,901

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44				15,000	13,613

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24				10,000	9,650

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23				15,000	15,038

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25				5,000	5,181

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23				7,000	6,860

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19				8,000	7,960

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21				10,000	6,000

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21				17,000	16,596

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25				20,000	20,850

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24				5,000	5,100

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23				20,000	21,500

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20				17,000	14,153

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25				10,000	7,788

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24				10,000	10,100

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27				30,000	30,005

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 8.82%, 6/15/20				20,000	20,325

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31				30,000	35,101

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24				25,000	26,219

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25				25,000	25,219

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22				15,000	15,525

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22				5,000	5,038

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41				25,000	30,083

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)				5,000	4,288

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)				5,000	4,363

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)				15,000	14,644

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20				55,000	58,697

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27				20,000	20,364

Murphy Oil Corp. sr. unsec. unsub. notes 5.75%, 8/15/25				10,000	10,299

Murray Energy Corp. 144A notes 11.25%, 4/15/21				10,000	5,963

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21				16,000	15,696

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22				25,000	26,688

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26				10,000	10,513

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24				15,000	13,313

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23				10,000	10,150

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22				20,000	20,350

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)				20,000	22,020

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)				31,000	37,239

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)				201,000	214,819

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)				40,000	12,140

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)				25,000	23,250

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)				80,000	81,400

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)				80,000	82,960

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)				23,000	22,961

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)				15,000	15,319

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21				20,000	20,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23				9,000	9,431

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23				10,000	9,725

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27				17,000	18,132

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25				10,000	9,800

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21				5,000	5,100

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24				5,000	5,175

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)				10,000	10,075

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)				10,000	10,550

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)				19,000	19,855

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)				5,000	1

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)				20,000	2

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20				10,000	10,113

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21				7,000	7,070

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24				10,000	9,425

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26				10,000	10,000

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23				3,000	3,023

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22				5,000	5,013

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26				42,000	41,672

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)				40,000	46,509

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)				30,000	30,709

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28				5,000	5,081

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27				10,000	10,413

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25				5,000	5,150

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)				15,000	15,356

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26				7,000	7,224

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23				5,000	5,150

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24				5,000	5,500

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32				5,000	6,463

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31				1,000	1,217

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24				24,000	25,227

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24				12,000	12,559

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23				5,000	5,606

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20				14,000	15,225

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22				27,000	27,911

					2,213,800
Financials (4.0%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20				30,000	29,958

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22				15,000	15,450

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23				10,000	10,573

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31				29,000	37,407

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20				13,000	14,633

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17				17,000	17,098

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25				40,000	43,368

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18				14,000	14,963

American Express Co. sr. unsec. notes 7.00%, 3/19/18				83,000	85,069

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58				48,000	65,400

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)				85,000	87,019

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity				46,000	50,313

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity				5,000	5,653

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18				128,000	128,141

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37				195,000	241,462

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)				130,000	129,986

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)				80,000	99,074

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18				22,000	22,410

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43				29,000	31,637

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)				65,000	70,746

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19				30,000	32,887

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22				55,000	61,926

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25				5,000	5,481

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23				13,000	13,470

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19				7,000	7,131

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23				10,000	10,788

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22				17,000	18,397

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19				6,000	6,270

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity				20,000	21,625

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity				9,000	9,371

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28				35,000	35,233

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28				235,000	241,249

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46				10,000	10,886

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20				20,000	17,500

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25				40,000	42,700

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)				75,000	74,316

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23				5,000	5,288

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21				8,000	8,120

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20				10,000	5,550

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)				32,000	34,192

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)				15,000	15,506

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24				30,000	30,966

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity				16,000	16,400

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23				135,000	145,412

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)				261,000	283,811

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19				170,000	182,527

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20				55,000	55,445

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18				130,000	130,306

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37				24,000	31,626

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22				35,000	38,681

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)				70,000	74,290

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)				30,000	30,244

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)				4,000	4,111

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21				43,000	48,639

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)				5,000	5,013

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21				20,000	20,825

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24				10,000	10,550

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22				10,000	10,425

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20				10,000	10,320

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22				17,000	17,510

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)				200,000	227,763

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22				14,000	15,700

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)				5,000	5,175

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)				5,000	5,075

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity				120,000	125,100

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21				90,000	89,932

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44				30,000	32,500

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37				26,000	32,825

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)				25,000	28,625

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25				20,000	20,734

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)				40,000	40,536

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)				5,000	5,418

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)				5,000	5,044

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)				45,000	47,702

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27				185,000	187,513

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20				45,000	45,516

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21				15,000	15,300

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31				45,000	64,317

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45				30,000	28,904

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33				78,000	99,018

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19				10,000	10,375

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21				10,000	10,438

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25				105,000	106,939

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22				39,000	42,276

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25				15,000	15,750

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38				30,000	31,440

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43				57,000	62,318

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44				20,000	21,242

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)				25,000	27,179

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22				45,000	44,980

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)				130,000	130,670

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)				45,000	48,181

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)				108,000	109,904

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)				10,000	10,145

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)				10,000	10,023

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20				20,000	22,600

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22				10,000	10,591

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19				5,000	5,205

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42				90,000	92,042

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25				20,000	20,200

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18				5,000	4,625

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)				58,000	57,753

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)				200,000	202,225

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25				20,000	20,375

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)				50,000	52,497

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)				300,000	338,023

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity				8,000	8,910

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20				80,000	81,123

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)				80,000	84,665

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)				135,000	135,462

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)				30,000	31,429

					5,997,629
Health care (1.1%)

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22				80,000	81,031

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23				40,000	38,650

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)				18,000	19,474

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)				26,000	26,960

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23				15,000	15,188

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20				125,000	129,636

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25				20,000	19,250

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)				36,000	47,878

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47				69,000	72,388

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27				60,000	60,665

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21				5,000	4,575

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24				15,000	16,219

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25				5,000	5,188

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22				20,000	20,875

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23				15,000	14,738

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22				33,000	25,905

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19				5,000	4,869

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20				10,000	9,025

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21				80,000	85,230

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)				15,000	2,550

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)				5,000	3,888

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23				55,000	44,825

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22				5,000	5,219

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26				15,000	16,163

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20				27,000	29,396

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47				40,000	41,450

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24				20,000	21,300

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19				10,000	10,200

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22				4,000	4,590

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23				15,000	15,694

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21				5,000	5,563

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)				10,000	9,025

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22				10,000	10,306

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25				5,000	4,925

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)				75,000	74,906

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)				16,000	16,773

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22				23,000	22,540

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19				55,000	54,971

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22				14,000	14,385

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24				33,000	35,063

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)				48,000	47,330

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)				40,000	39,751

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23				10,000	10,400

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20				3,000	3,098

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20				20,000	21,314

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22				5,000	5,088

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)				39,000	35,946

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18				58,000	58,936

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42				90,000	92,655

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23				90,000	90,771

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25				40,000	35,050

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23				18,000	15,908

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23				5,000	4,388

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20				10,000	9,988

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24				15,000	16,014

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22				5,000	5,288

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25				5,000	5,263

					1,638,664
Technology (0.9%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24				40,000	41,932

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19				130,000	130,958

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45				80,000	86,931

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43				27,000	27,243

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20				30,000	30,154

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)				34,000	28,730

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27				35,000	36,049

CDK Global, Inc. 144A sr. unsec. bonds 4.875%, 6/1/27				5,000	5,138

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24				76,000	83,967

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46				10,000	12,843

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23				63,000	68,947

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21				5,000	5,227

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25				9,000	10,025

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23				15,000	16,017

First Data Corp. 144A notes 5.75%, 1/15/24				25,000	26,156

First Data Corp. 144A sr. notes 5.375%, 8/15/23				15,000	15,690

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22				140,000	137,246

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24				35,000	37,349

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)				35,000	35,623

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22				25,000	25,922

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20				3,000	3,086

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17				130,000	130,018

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)				25,000	25,500

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18				9,000	9,220

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24				10,000	10,525

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41				25,000	31,286

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40				35,000	43,449

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26				10,000	9,823

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22				80,000	80,461

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19				95,000	96,178

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23				20,000	20,750

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24				35,000	39,846

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25				15,000	15,178

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27				15,000	15,163

					1,392,630
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41				35,000	42,360

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40				35,000	44,447

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44				70,000	69,999

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19				25,653	28,154

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22				15,000	15,141

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26				16,000	15,805

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22				9,215	9,995

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26				39,838	41,288

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23				24,000	24,900

					292,089
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25				35,000	36,794

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23				7,000	7,193

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27				25,000	25,625

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21				27,000	30,780

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44				50,000	56,451

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42				15,000	16,427

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36				39,000	50,061

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 4.45%, 7/15/27				8,000	8,146

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25				25,000	23,594

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26				10,000	9,950

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24				3,000	3,101

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37				8,000	8,834

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36				28,000	35,519

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18				83,000	87,977

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42				45,000	47,750

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22				20,000	20,825

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24				20,000	20,725

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26				15,000	15,488

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25				5,000	5,175

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)				60,000	63,565

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26				16,000	16,108

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)				42,000	44,172

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24				57,000	61,204

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45				8,000	8,786

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27				36,000	36,450

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42				30,000	34,062

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22				25,000	27,039

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23				39,000	41,261

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)				18,000	13,095

IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24				10,000	10,024

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44				10,000	10,396

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21				80,000	81,888

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23				25,000	25,279

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23				105,000	105,566

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32				17,000	21,845

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29				50,000	65,770

Nevada Power Co. mtge. notes 7.125%, 3/15/19				40,000	42,930

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26				10,000	10,750

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27				20,000	20,950

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21				14,000	14,403

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)				75,000	74,560

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22				25,000	26,652

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45				75,000	74,589

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34				40,000	52,093

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22				60,000	63,865

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40				25,000	30,710

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67				102,000	99,450

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22				20,000	20,625

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20				13,000	33

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21				20,000	20,833

					1,729,368

Total corporate bonds and notes (cost $22,738,873)					$23,844,210

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.8%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.8%)

Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39				$363,841	$418,782
3.50%, TBA, 10/1/47				1,000,000	1,039,609
3.50%, with due dates from 5/20/47 to 8/20/47				3,978,521	4,141,471

					5,599,862
U.S. Government Agency Mortgage Obligations (9.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, 11/1/45				1,673,903	1,764,202

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 10/1/47				1,000,000	1,125,793
4.50%, TBA, 11/1/47				1,000,000	1,072,070
4.50%, TBA, 10/1/47				1,000,000	1,073,281
4.00%, 8/1/47(FWC)				898,679	948,282
4.00%, 12/1/44				915,451	965,229
3.50%, with due dates from 9/1/45 to 1/1/47				3,827,087	3,948,981
3.00%, with due dates from 12/1/31 to 5/1/46				2,468,047	2,519,031

					13,416,869

Total U.S. government and agency mortgage obligations (cost $18,942,439)					$19,016,731

MORTGAGE-BACKED SECURITIES (1.9%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.793%, 20.826%, 4/15/37				$12,221	$18,728
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.796%, 19.27%, 11/15/35				16,473	23,859
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.275%, 18.201%, 12/15/36				12,924	18,012
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 16.157%, 3/15/35				37,153	53,599
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.945%, 13.791%, 6/15/34				21,609	25,796
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%, 5.716%, 3/15/41				99,284	18,591

Federal National Mortgage Association
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.566%, 20.03%, 3/25/36				22,916	35,233
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 19.664%, 6/25/37				20,883	30,671
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 16.538%, 8/25/35				8,773	11,392
IFB Ser. 12-58, Class SM, IO (-1 x 1 Month US LIBOR) + 6.50%, 5.263%, 6/25/42				120,728	20,339
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1 Month US LIBOR + 1.35%, 2.587%, 1/25/29				28,533	28,681
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1 Month US LIBOR + 1.20%, 2.437%, 7/25/24				299	299
Ser. 06-46, Class OC, PO, zero %, 6/25/36				5,807	4,843

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40				79,397	17,493
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.814%, 6/20/43				111,234	20,693
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44				148,738	20,627
Ser. 13-14, IO, 3.50%, 12/20/42				334,456	45,623
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41				326,488	35,607
Ser. 16-H16, Class EI, IO, 2.237%, 6/20/66(WAC)				203,185	24,545
Ser. 15-H26, Class DI, IO, 1.865%, 10/20/65(WAC)				288,742	30,953

					485,584
Commercial mortgage-backed securities (0.9%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49(WAC)				239,935	968

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.252%, 2/10/51(WAC)				719,694	43

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.568%, 11/10/41(WAC)				53,370	441
FRB Ser. 04-4, Class XC, IO, 0.054%, 7/10/42(WAC)				22,628	8

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.208%, 2/11/41(WAC)				8,563	14

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.525%, 12/11/38(WAC)				123,793	2,892

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.607%, 7/15/29(WAC)				11,921	243

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.742%, 12/11/49(WAC)				37,043	4

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.979%, 9/10/45(WAC)				355,043	27,037
FRB Ser. 06-C5, Class XC, IO, 0.62%, 10/15/49(WAC)				883,221	177

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.762%, 12/10/44(WAC)				44,000	46,965
FRB Ser. 14-CR17, Class C, 4.895%, 5/10/47(WAC)				26,000	25,588
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)				20,000	21,701
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47(WAC)				54,000	52,890
Ser. 13-CR13, Class AM, 4.449%, 11/12/46(WAC)				85,000	91,302
Ser. 12-CR2, Class AM, 3.791%, 8/15/45				30,000	31,470
FRB Ser. 14-CR18, Class XA, IO, 1.387%, 7/15/47(WAC)				271,179	13,789
FRB Ser. 14-CR16, Class XA, IO, 1.345%, 4/10/47(WAC)				194,868	9,255
FRB Ser. 14-CR20, Class XA, IO, 1.317%, 11/10/47(WAC)				331,938	18,907
FRB Ser. 14-CR17, Class XA, IO, 1.297%, 5/10/47(WAC)				731,078	35,454
FRB Ser. 14-UBS6, Class XA, IO, 1.175%, 12/10/47(WAC)				983,771	48,072
FRB Ser. 13-CR11, Class XA, IO, 1.152%, 8/10/50(WAC)				548,707	26,552
FRB Ser. 14-LC17, Class XA, IO, 1.112%, 10/10/47(WAC)				728,332	27,750

COMM Mortgage Trust 144A FRB Ser. 06-C8, Class XS, IO, 0.851%, 12/10/46(WAC)				749,261	27

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.103%, 1/15/49(WAC)				681,622	27

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.509%, 12/15/49(WAC)				70,000	71,745

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.113%, 7/10/45(WAC)				304,203	1

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.438%, 12/10/49(WAC)				2,629,049	5,756

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.794%, 5/10/43(WAC)				191,598	592

GS Mortgage Securities Corp II FRB Ser. 15-GC30, Class XA, IO, 1.024%, 5/10/50(WAC)				465,680	22,539

GS Mortgage Securities Trust 144A
FRB Ser. 06-GG8, Class X, IO, 1.084%, 11/10/39(WAC)				1,053,263	26,858
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38(WAC)				9,119	—

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.25%, 11/15/45(WAC)				30,000	31,254
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46(WAC)				30,000	30,471

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45(WAC)				107,000	16,050
FRB Ser. 05-LDP5, Class F, 5.888%, 12/15/44(WAC)				35,967	35,750
FRB Ser. 06-LDP8, Class X, IO, 0.525%, 5/15/45(WAC)				40,161	1
FRB Ser. 07-LDPX, Class X, IO, 0.323%, 1/15/49(WAC)				658,735	6,050

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.429%, 9/12/37(WAC)				194,956	429

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31				4,227	4,291

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.661%, 9/15/40(WAC)				251,551	2,449
FRB Ser. 06-C6, Class XCL, IO, 0.624%, 9/15/39(WAC)				1,179,713	8,187
FRB Ser. 05-C7, Class XCL, IO, 0.488%, 11/15/40(WAC)				105,894	571
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40(WAC)				31,039	2

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.674%, 8/12/39(WAC)				31,406	178
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43(WAC)				83,089	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44(WAC)				3,920	361
FRB Ser. 06-C4, Class X, IO, 6.786%, 7/15/45(WAC)				16,708	752

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class XA, IO, 1.395%, 8/15/47(WAC)				292,559	15,128
FRB Ser. 13-C12, Class XA, IO, 1.047%, 10/15/46(WAC)				639,759	18,375

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 1.934%, 11/15/45(WAC)				592,839	39,552

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)				15,646	15,536

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49(WAC)				34,000	35,166
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49(WAC)				41,000	40,993

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.21%, 8/10/49(WAC)				50,000	52,844
FRB Ser. 12-C4, Class XA, IO, 1.835%, 12/10/45(WAC)				215,143	14,363

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.468%, 10/15/44(WAC)				21,000	20,905
FRB Ser. 07-C34, IO, 0.328%, 5/15/46(WAC)				339,727	679

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.053%, 6/15/45(WAC)				118,834	24
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)				35,604	89

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.43%, 7/15/46(WAC)				19,000	20,261
FRB Ser. 13-LC12, Class C, 4.43%, 7/15/46(WAC)				24,000	23,122

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)				35,000	36,610
FRB Ser. 13-C15, Class C, 4.628%, 8/15/46(WAC)				29,000	29,523
Ser. 13-C12, Class AS, 3.56%, 3/15/48				33,000	33,865
Ser. 13-C11, Class AS, 3.311%, 3/15/45				12,000	12,306

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44(WAC)				32,000	30,808
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44(WAC)				25,000	25,626
Ser. 11-C4, Class E, 5.414%, 6/15/44(WAC)				50,000	48,457
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46(WAC)				43,000	37,111
FRB Ser. 12-C9, Class XA, IO, 2.17%, 11/15/45(WAC)				247,852	20,438
FRB Ser. 11-C5, Class XA, IO, 1.925%, 11/15/44(WAC)				300,002	19,719
FRB Ser. 12-C10, Class XA, IO, 1.753%, 12/15/45(WAC)				336,638	22,881
FRB Ser. 13-C12, Class XA, IO, 1.505%, 3/15/48(WAC)				382,636	18,174

					1,378,418
Residential mortgage-backed securities (non-agency) (0.7%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.253%, 5/25/35(WAC)				46,647	47,814

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 1.829%, 6/25/46				147,510	126,858
FRB Ser. 05-27, Class 1A1, 1.661%, 8/25/35(WAC)				46,730	39,800
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.427%, 8/25/46				155,473	130,597

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.137%, 10/25/28				20,000	22,893
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 6.937%, 4/25/28				32,090	36,075
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 6.787%, 4/25/28				110,000	121,413
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.237%, 7/25/25				9,667	10,484
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.537%, 2/25/25				24,366	26,080
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.237%, 5/25/25				16,844	17,940
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 3.837%, 5/25/24				50,000	52,079

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 1 Month US LIBOR + 0.80%, 2.037%, 2/25/34				26,157	25,352

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.973%, 2/25/35(WAC)				15,354	15,464

New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, 1 Month US LIBOR + 1.125%, 2.362%, 10/25/33				75,308	74,182

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, 1 Month US LIBOR + 1.05%, 2.287%, 10/25/34				30,000	29,474

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR + 0.85%, 2.087%, 5/25/47				48,986	44,149

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.162%, 10/25/35(WAC)				56,129	56,444
FRB Ser. 05-AR9, Class A1C3, 1 Month US LIBOR + 0.96%, 2.197%, 7/25/45				62,147	61,525
FRB Ser. 05-AR13, Class A1C3, 1 Month US LIBOR + 0.49%, 1.727%, 10/25/45				24,558	24,031

					962,654

Total mortgage-backed securities (cost $2,692,477)					$2,826,656

SENIOR LOANS (0.1%)(a)(c)
				Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month + 5.25%, 6.564%, 5/29/20 (In default)(NON)				$19,585	$16,648

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, BBA LIBOR USD 3 Month + 7.75%, 11.75%, 3/1/18 (In default)(NON)				80,735	97,892

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.083%, 5/3/24				4,715	4,723

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.235%, 10/25/23				5,000	4,225

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.583%, 3/31/24				13,978	14,027

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.833%, 10/18/19				9,870	8,520

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.481%, 10/25/20				23,980	17,835

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%, 5.083%, 6/30/21				14,923	14,952

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.735%, 9/7/23				19,800	17,727

Total senior loans (cost $189,437)					$196,549

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
				Principal amount	Value

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)			BRL	805	$269,808

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)				$165,000	179,438

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)			TRY	41,000	11,565

Total foreign government and agency bonds and notes (cost $606,029)					$460,811

ASSET-BACKED SECURITIES (—%)(a)
				Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.137%, 2/25/49				$40,667	$40,667

Total asset-backed securities (cost $40,667)					$40,667

CONVERTIBLE BONDS AND NOTES (—%)(a)
				Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18				$6,000	$18,619

Total convertible bonds and notes (cost $5,757)					$18,619

PREFERRED STOCKS (—%)(a)
				Shares	Value

GMAC Capital Trust I Ser. 2, $0.00 cum. ARP				680	$17,952

Total preferred stocks (cost $17,000)					$17,952

CONVERTIBLE PREFERRED STOCKS (—%)(a)
				Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)				575	$15,929

Nine Point Energy 6.75% cv. pfd.				1	1,035

Total convertible preferred stocks (cost $11,501)					$16,964

PURCHASED OPTIONS OUTSTANDING (—%)(a)

Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

Bank of America N.A.

USD/CNH (Put)	Dec-17/CNH 6.50	$1,471,700		$1,471,700	$1,900

Total purchased options outstanding (cost $13,032)					$1,900

WARRANTS (—%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.		9/9/20	$14.04	244	$134

Total warrants (cost $—)					$134

SHORT-TERM INVESTMENTS (17.2%)(a)
				Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)			Shares	655,560	$655,560

Putnam Short Term Investment Fund 1.17%(AFF)			Shares	23,864,086	23,864,086

U.S. Treasury Bills 1.039%, 12/7/17(SEG)(SEGSF)(SEGCCS)				$921,000	919,337

U.S. Treasury Bills 1.050%, 1/11/18(SEG)				49,000	48,861

U.S. Treasury Bills 1.081%, 2/15/18(SEGCCS)				19,000	18,922

Total short-term investments (cost $25,506,676)					$25,506,766

TOTAL INVESTMENTS

Total investments (cost $139,270,028)					$154,299,738

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $19,374,001) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$209,322	$201,045	$8,277
	British Pound	Sell	12/20/17	76,295	73,913	(2,382)
	Canadian Dollar	Buy	10/18/17	153,414	154,799	(1,385)
	Canadian Dollar	Sell	10/18/17	153,414	147,502	(5,912)
	Euro	Buy	12/20/17	350,296	352,254	(1,958)
	Hong Kong Dollar	Buy	11/15/17	180,276	180,554	(278)
	New Zealand Dollar	Buy	10/18/17	251,285	252,005	(720)
	New Zealand Dollar	Sell	10/18/17	251,285	250,989	(296)
	Norwegian Krone	Buy	12/20/17	358,359	363,129	(4,770)
	Russian Ruble	Buy	12/20/17	302,106	294,383	7,723
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	24,469	23,869	600
	Australian Dollar	Sell	10/18/17	24,469	24,525	56
	Euro	Sell	12/20/17	206,664	209,023	2,359
	New Zealand Dollar	Buy	10/18/17	147,449	151,140	(3,691)
	New Zealand Dollar	Sell	10/18/17	147,449	147,277	(172)
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	145,169	145,515	(346)
	Australian Dollar	Sell	10/18/17	145,169	146,825	1,656
	Brazilian Real	Buy	10/3/17	148,083	147,438	645
	Brazilian Real	Sell	10/3/17	148,083	148,385	302
	Brazilian Real	Buy	1/3/18	1,684	1,679	5
	Canadian Dollar	Buy	10/18/17	300,496	296,149	4,347
	Canadian Dollar	Sell	10/18/17	300,496	297,763	(2,733)
	Danish Krone	Buy	12/20/17	141,182	142,078	(896)
	Euro	Buy	12/20/17	120,604	121,573	(969)
	Japanese Yen	Sell	11/15/17	449,222	462,827	13,605
	New Zealand Dollar	Buy	10/18/17	187,381	190,596	(3,215)
	New Zealand Dollar	Sell	10/18/17	187,381	188,801	1,420
	Norwegian Krone	Buy	12/20/17	303,368	310,249	(6,881)
	Russian Ruble	Buy	12/20/17	297,974	294,056	3,918
	Swedish Krona	Sell	12/20/17	136,378	139,859	3,481
Credit Suisse International
	Australian Dollar	Buy	10/18/17	112,700	112,969	(269)
	Australian Dollar	Sell	10/18/17	112,700	109,890	(2,810)
	Canadian Dollar	Buy	10/18/17	2,324	2,239	85
	Canadian Dollar	Sell	10/18/17	2,324	2,345	21
	Euro	Buy	12/20/17	172,833	175,235	(2,402)
	Japanese Yen	Sell	11/15/17	295,065	299,608	4,543
	New Zealand Dollar	Buy	10/18/17	23,034	23,124	(90)
	Swedish Krona	Sell	12/20/17	146,516	146,486	(30)
Goldman Sachs International
	Australian Dollar	Buy	10/18/17	452,761	452,965	(204)
	Australian Dollar	Sell	10/18/17	452,761	439,008	(13,753)
	Canadian Dollar	Buy	10/18/17	150,288	151,486	(1,198)
	Canadian Dollar	Sell	10/18/17	150,288	147,938	(2,350)
	Euro	Buy	12/20/17	147,549	149,013	(1,464)
	Hungarian Forint	Sell	12/20/17	145,274	147,113	1,839
	Indonesian Rupiah	Buy	11/15/17	764	615	149
	New Zealand Dollar	Buy	10/18/17	14,008	16,378	(2,370)
	South African Rand	Sell	10/18/17	138,728	143,048	4,320
	Swedish Krona	Sell	12/20/17	98,795	102,498	3,703
	Turkish Lira	Buy	12/20/17	423,586	433,213	(9,627)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	150,267	151,258	(991)
	Australian Dollar	Sell	10/18/17	150,267	150,609	342
	Canadian Dollar	Buy	10/18/17	2,806	743	2,063
	Euro	Sell	12/20/17	136,985	138,943	1,958
	Japanese Yen	Sell	11/15/17	142,759	147,342	4,583
	Mexican Peso	Sell	10/18/17	142,219	143,625	1,406
	New Zealand Dollar	Buy	10/18/17	436,066	438,249	(2,183)
	New Zealand Dollar	Sell	10/18/17	436,066	441,432	5,366
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	271,594	275,940	(4,346)
	British Pound	Buy	12/20/17	21,088	20,459	629
	Canadian Dollar	Sell	10/18/17	119,589	117,632	(1,957)
	Euro	Buy	12/20/17	110,276	110,329	(53)
	Indonesian Rupiah	Buy	11/15/17	764	399	365
	Japanese Yen	Buy	11/15/17	297,930	304,937	(7,007)
	New Zealand Dollar	Buy	10/18/17	590,448	596,420	(5,972)
	New Zealand Dollar	Sell	10/18/17	590,448	595,154	4,706
	Norwegian Krone	Buy	12/20/17	162,055	165,298	(3,243)
	Singapore Dollar	Buy	11/15/17	68,004	67,997	7
	South African Rand	Buy	10/18/17	143,967	145,320	(1,353)
	South African Rand	Sell	10/18/17	143,967	147,881	3,914
	Swedish Krona	Sell	12/20/17	307,315	311,052	3,737
	Swiss Franc	Buy	12/20/17	376,953	379,730	(2,777)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	358,648	349,931	8,717
	Canadian Dollar	Buy	10/18/17	163,754	152,272	11,482
	Euro	Buy	12/20/17	11,871	12,657	(786)
	Japanese Yen	Sell	11/15/17	146,625	149,792	3,167
	New Zealand Dollar	Buy	10/18/17	144,922	143,982	940
	Swedish Krona	Sell	12/20/17	144,444	148,101	3,657
	Turkish Lira	Buy	12/20/17	282,564	289,860	(7,296)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	199,519	194,700	4,819
	British Pound	Sell	12/20/17	147,350	149,193	1,843
	Canadian Dollar	Buy	10/18/17	154,376	151,663	2,713
	Canadian Dollar	Sell	10/18/17	154,376	156,232	1,856
	Euro	Buy	12/20/17	218,416	220,537	(2,121)
	New Zealand Dollar	Buy	10/18/17	142,395	147,711	(5,316)
	Norwegian Krone	Buy	12/20/17	366,698	374,943	(8,245)
	Swedish Krona	Sell	12/20/17	198,553	203,256	4,703
UBS AG
	Australian Dollar	Buy	10/18/17	99,210	99,921	(711)
	Canadian Dollar	Buy	10/18/17	155,257	154,892	365
	Euro	Sell	12/20/17	147,193	149,254	2,061
	Japanese Yen	Sell	11/15/17	296,863	301,006	4,143
	New Zealand Dollar	Buy	10/18/17	146,366	147,147	(781)
	New Zealand Dollar	Sell	10/18/17	146,366	147,447	1,081
	Norwegian Krone	Buy	12/20/17	145,741	147,367	(1,626)
	Swedish Krona	Sell	12/20/17	145,517	148,042	2,525
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	214,028	210,763	3,265
	Australian Dollar	Sell	10/18/17	214,028	213,951	(77)
	Canadian Dollar	Buy	10/18/17	153,655	150,781	2,874
	Canadian Dollar	Sell	10/18/17	153,655	153,501	(154)
	Euro	Buy	12/20/17	1,424	1,437	(13)
	Japanese Yen	Sell	11/15/17	143,158	146,394	3,236
	New Zealand Dollar	Buy	10/18/17	293,816	294,431	(615)
	New Zealand Dollar	Sell	10/18/17	293,819	296,717	2,898

Unrealized appreciation						158,475
Unrealized depreciation						(130,794)

Total						$27,681
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

MSCI EAFE Index Mini (Short)	8	$789,522	$791,360	Dec-17	$(2,496)
Russell 2000 Index E-Mini (Long)	114	2,534,464	8,509,530	Dec-17	533,862
Russell 2000 Index E-Mini (Short)	34	2,534,464	2,537,930	Dec-17	(159,518)
S&P 500 Index E-Mini (Long)	29	3,653,072	3,648,345	Dec-17	30,077
S&P Mid Cap 400 Index E-Mini (Long)	6	1,077,564	1,077,420	Dec-17	34,369
Tokyo Price Index (Long)	11	1,637,170	1,637,414	Dec-17	102,924
U.S. Treasury Bond 30 yr (Long)	8	1,222,500	1,222,500	Dec-17	(19,836)
U.S. Treasury Bond Ultra 30 yr (Long)	15	2,476,875	2,476,875	Dec-17	(44,819)
U.S. Treasury Note 10 yr (Long)	17	2,130,313	2,130,313	Dec-17	(22,346)
U.S. Treasury Note 10 yr (Short)	46	2,130,313	5,764,375	Dec-17	58,432
U.S. Treasury Note 2 yr (Long)	34	5,608,281	7,333,906	Dec-17	(18,161)
U.S. Treasury Note 2 yr (Short)	26	5,608,281	5,608,281	Dec-17	13,042
U.S. Treasury Note 5 yr (Long)	62	7,285,000	7,285,000	Dec-17	(47,108)

Unrealized appreciation					772,706
Unrealized depreciation					(314,284)

Total					$458,422

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/17 (premiums $38,821) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$5,042

Total			$5,042

WRITTEN OPTIONS OUTSTANDING at 9/30/17 (premiums $5,030) (Unaudited)

Counterparty	Expiration date/ strike price	Notional Amount	Contract amount	Value

Bank of America N.A.

USD/CNH (Put)	Dec-17/CNH 6.40	$1,471,700	$1,471,700	$524

Total				$524

TBA SALE COMMITMENTS OUTSTANDING at 9/30/17 (proceeds receivable $2,082,617) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 10/1/47	$1,000,000	10/12/17	$1,073,281
Federal National Mortgage Association, 3.00%, 10/1/47	1,000,000	10/12/17	1,003,125

Total			$2,076,406

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

	$4,642,600	$896	(E)	$(190)	12/20/19	1.80% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	$706
	3,973,300	767	(E)	150	12/20/19	3 month USD-LIBOR-BBA - Quarterly	1.80% - Semiannually	(617)
	1,695,900	173	(E)	(889)	12/20/22	3 month USD-LIBOR-BBA - Quarterly	2.05% - Semiannually	(716)
	1,832,300	187	(E)	935	12/20/22	2.05% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	748
	1,527,000	8,666	(E)	(7,418)	12/20/27	2.25% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	1,248
	912,100	5,176	(E)	4,408	12/20/27	3 month USD-LIBOR-BBA - Quarterly	2.25% - Semiannually	(769)
	213,400	1,926	(E)	(2,215)	12/20/47	2.50% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(288)
	487,600	4,402	(E)	5,051	12/20/47	3 month USD-LIBOR-BBA - Quarterly	2.50% - Semiannually	722

Total				$(168)				$1,034

(E) Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
$2,056	$2,094		$—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	$57
21,971	22,472		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	712
25,133	25,082		—	1/12/40	4.50% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools - Monthly	(12)
17,798	18,203		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	576
7,607	7,677		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(154)
3,241	3,293		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	80
48,661	48,585		—	1/12/40	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	9
182,210	181,952		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	59
30,202	30,291		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(159)

Citibank, N.A.
6,618	6,608		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	2
6,315,202	6,531,765		—	11/27/17	3 month USD-LIBOR-BBA plus 0.09% - Quarterly	Russell 1000 Total Return Index - Quarterly	(208,170)
7,670,372	7,718,552		—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%) - Quarterly	A basket (CGPUTQL2) of common stocks* - Quarterly	52,084

Credit Suisse International
171,785	172,109		—	1/12/41	4.50% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools - Monthly	590
8,104	8,352		—	1/12/45	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	320
31,422	32,138		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(1,018)

Goldman Sachs International
5,075	5,170		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	140
5,075	5,170		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	140
21,822	22,318		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	706

JPMorgan Securities LLC
8,347	8,537		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(270)
12,206	12,434		—	1/12/42	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(338)

Upfront premium received			—		Unrealized appreciation		55,475
Upfront premium (paid)			—		Unrealized depreciation		(210,121)

		Total	$—			Total	$(154,646)

*The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

*A BASKET - CGPUTQL2 OF COMMON STOCK
				Percentage
Common stocks	Sector	Shares	Value	Value

Johnson & Johnson	Health care	1,793	233,091	3.02%
JPMorgan Chase & Co.	Financials	2,130	203,408	2.64%
Pfizer, Inc.	Health care	5,258	187,721	2.43%
McDonald's Corp.	Consumer discretionary	1,035	162,160	2.10%
Applied Materials, Inc.	Information technology	3,024	157,544	2.04%
Texas Instruments, Inc.	Information technology	1,721	154,237	2.00%
Apple, Inc.	Information technology	995	153,346	1.99%
Raytheon Co.	Industrials	792	147,719	1.91%
UnitedHealth Group, Inc.	Health care	746	146,033	1.89%
PNC Financial Services Group, Inc. (The)	Financials	1,058	142,538	1.85%
eBay, Inc.	Information technology	3,668	141,090	1.83%
Altria Group, Inc.	Consumer staples	2,205	139,859	1.81%
Intuit, Inc.	Information technology	961	136,542	1.77%
Exxon Mobil Corp.	Energy	1,632	133,758	1.73%
Norfolk Southern Corp.	Industrials	1,002	132,558	1.72%
Northrop Grumman Corp.	Industrials	457	131,436	1.70%
Danaher Corp.	Health care	1,524	130,757	1.69%
Humana, Inc.	Health care	532	129,590	1.68%
Honeywell International, Inc.	Industrials	913	129,411	1.68%
Kimberly-Clark Corp.	Consumer staples	979	115,218	1.49%
Walt Disney Co. (The)	Consumer discretionary	1,134	111,800	1.45%
Automatic Data Processing, Inc.	Information technology	1,016	111,119	1.44%
TJX Cos., Inc. (The)	Consumer discretionary	1,487	109,672	1.42%
CBS Corp. Class B (non-voting shares)	Consumer discretionary	1,866	108,225	1.40%
Zoetis, Inc.	Health care	1,684	107,366	1.39%
Lowe's Cos., Inc.	Consumer discretionary	1,341	107,165	1.39%
Sherwin-Williams Co. (The)	Materials	295	105,764	1.37%
Allstate Corp. (The)	Financials	994	91,346	1.18%
CVS Health Corp.	Consumer staples	1,103	89,721	1.16%
Juniper Networks, Inc.	Information technology	3,224	89,716	1.16%
Aflac, Inc.	Financials	1,074	87,396	1.13%
Alphabet, Inc. Class A	Information technology	89	87,074	1.13%
General Dynamics Corp.	Industrials	399	82,029	1.06%
Verizon Communications, Inc.	Telecommunication services	1,648	81,573	1.06%
CME Group, Inc.	Financials	593	80,491	1.04%
Berkshire Hathaway, Inc. Class B	Financials	439	80,456	1.04%
Fidelity National Information Services, Inc.	Informavtion technology	842	78,674	1.02%
Kinder Morgan, Inc.	Energy	4,071	78,084	1.01%
PG&E Corp.	Utilities	1,126	76,642	0.99%
F5 Networks, Inc.	Information technology	626	75,530	0.98%
Ross Stores, Inc.	Consumer discretionary	1,143	73,835	0.96%
Baker Hughes a GE Co.	Energy	2,016	73,808	0.96%
Marathon Petroleum Corp.	Energy	1,238	69,425	0.90%
Merck & Co., Inc.	Health care	1,039	66,534	0.86%
Sysco Corp.	Consumer staples	1,225	66,088	0.86%
Equity Residential Trust	Real estate	977	64,446	0.83%
Microsoft Corp.	Information technology	836	62,285	0.81%
Adobe Systems, Inc.	Information technology	416	62,010	0.80%
Harris Corp.	Information technology	465	61,273	0.79%
Edison International	Utilities	789	60,900	0.79%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$273	$4,000	$606	5/11/63	300 bp - Monthly	$(331)
	CMBX NA BBB-.6 Index	BBB-/P	482	8,000	1,213	5/11/63	300 bp - Monthly	(727)
	CMBX NA BBB-.6 Index	BBB-/P	926	15,000	2,274	5/11/63	300 bp - Monthly	(1,340)
	CMBX NA BBB-.6 Index	BBB-/P	912	16,000	2,426	5/11/63	300 bp - Monthly	(1,506)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	260	8,000	471	5/11/63	200 bp - Monthly	(208)
	CMBX NA A.6 Index	A/P	753	24,000	1,414	5/11/63	200 bp - Monthly	(653)
	CMBX NA A.6 Index	A/P	2,176	58,000	3,416	5/11/63	200 bp - Monthly	(1,221)
	CMBX NA A.7 Index	A/P	184	5,000	169	1/17/47	200 bp - Monthly	17
	CMBX NA A.7 Index	A/P	291	7,000	236	1/17/47	200 bp - Monthly	58
	CMBX NA BBB-.6 Index	BBB-/P	33,039	309,000	46,844	5/11/63	300 bp - Monthly	(13,651)
	CMBX NA BBB-.7 Index	BBB-/P	813	11,000	1,218	1/17/47	300 bp - Monthly	(399)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	2,325	1/17/47	300 bp - Monthly	(935)
	CMBX NA BBB-.7 Index	BBB-/P	3,794	48,000	5,314	1/17/47	300 bp - Monthly	(1,495)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	263	4,000	236	5/11/63	200 bp - Monthly	28
	CMBX NA A.6 Index	A/P	468	9,000	530	5/11/63	200 bp - Monthly	(59)
	CMBX NA A.6 Index	A/P	456	9,000	530	5/11/63	200 bp - Monthly	(72)
	CMBX NA A.6 Index	A/P	456	9,000	530	5/11/63	200 bp - Monthly	(72)
	CMBX NA A.6 Index	A/P	427	14,000	825	5/11/63	200 bp - Monthly	(393)
	CMBX NA A.6 Index	A/P	433	14,000	825	5/11/63	200 bp - Monthly	(387)
	CMBX NA A.6 Index	A/P	1,018	20,000	1,178	5/11/63	200 bp - Monthly	(154)
	CMBX NA A.6 Index	A/P	753	24,000	1,414	5/11/63	200 bp - Monthly	(653)
	CMBX NA A.6 Index	A/P	1,868	31,000	1,826	5/11/63	200 bp - Monthly	53
	CMBX NA A.6 Index	A/P	3,382	55,000	3,240	5/11/63	200 bp - Monthly	161
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	152	5/11/63	300 bp - Monthly	(72)
	CMBX NA BBB-.6 Index	BBB-/P	204	3,000	455	5/11/63	300 bp - Monthly	(249)
	CMBX NA BBB-.6 Index	BBB-/P	325	3,000	455	5/11/63	300 bp - Monthly	(129)
	CMBX NA BBB-.6 Index	BBB-/P	261	5,000	758	5/11/63	300 bp - Monthly	(495)
	CMBX NA BBB-.6 Index	BBB-/P	248	5,000	758	5/11/63	300 bp - Monthly	(507)
	CMBX NA BBB-.6 Index	BBB-/P	244	5,000	758	5/11/63	300 bp - Monthly	(512)
	CMBX NA BBB-.6 Index	BBB-/P	772	7,000	1,061	5/11/63	300 bp - Monthly	(286)
	CMBX NA BBB-.6 Index	BBB-/P	604	7,000	1,061	5/11/63	300 bp - Monthly	(453)
	CMBX NA BBB-.6 Index	BBB-/P	919	19,000	2,880	5/11/63	300 bp - Monthly	(1,952)
	CMBX NA BBB-.6 Index	BBB-/P	2,679	22,000	3,335	5/11/63	300 bp - Monthly	(646)
	CMBX NA BBB-.6 Index	BBB-/P	4,033	43,000	6,519	5/11/63	300 bp - Monthly	(2,464)
	CMBX NA BBB-.6 Index	BBB-/P	3,608	48,000	7,277	5/11/63	300 bp - Monthly	(3,645)
	CMBX NA BBB-.7 Index	BBB-/P	1,404	19,000	2,103	1/17/47	300 bp - Monthly	(689)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	495	8,000	471	5/11/63	200 bp - Monthly	27
	CMBX NA A.6 Index	A/P	964	19,000	1,119	5/11/63	200 bp - Monthly	(149)
	CMBX NA A.6 Index	A/P	786	24,000	1,414	5/11/63	200 bp - Monthly	(620)
	CMBX NA A.6 Index	A/P	726	24,000	1,414	5/11/63	200 bp - Monthly	(680)
	CMBX NA A.6 Index	A/P	1,707	29,000	1,708	5/11/63	200 bp - Monthly	8
	CMBX NA A.6 Index	A/P	929	33,000	1,944	5/11/63	200 bp - Monthly	(1,004)
	CMBX NA A.6 Index	A/P	2,902	60,000	3,534	5/11/63	200 bp - Monthly	(612)
	CMBX NA A.6 Index	A/P	7,232	120,000	7,068	5/11/63	200 bp - Monthly	204
	CMBX NA BBB-.6 Index	BBB-/P	292	2,000	303	5/11/63	300 bp - Monthly	(10)
	CMBX NA BBB-.6 Index	BBB-/P	336	3,000	455	5/11/63	300 bp - Monthly	(117)
	CMBX NA BBB-.6 Index	BBB-/P	330	3,000	455	5/11/63	300 bp - Monthly	(124)
	CMBX NA BBB-.6 Index	BBB-/P	423	3,000	455	5/11/63	300 bp - Monthly	(30)
	CMBX NA BBB-.6 Index	BBB-/P	550	5,000	758	5/11/63	300 bp - Monthly	(205)
	CMBX NA BBB-.6 Index	BBB-/P	567	5,000	758	5/11/63	300 bp - Monthly	(188)
	CMBX NA BBB-.6 Index	BBB-/P	569	5,000	758	5/11/63	300 bp - Monthly	(187)
	CMBX NA BBB-.6 Index	BBB-/P	883	8,000	1,213	5/11/63	300 bp - Monthly	(326)
	CMBX NA BBB-.6 Index	BBB-/P	1,441	10,000	1,516	5/11/63	300 bp - Monthly	(70)
	CMBX NA BBB-.6 Index	BBB-/P	1,747	12,000	1,819	5/11/63	300 bp - Monthly	(66)
	CMBX NA BBB-.6 Index	BBB-/P	30,538	255,000	38,658	5/11/63	300 bp - Monthly	(7,992)
	CMBX NA BBB-.7 Index	BBB-/P	2,297	19,000	2,103	1/17/47	300 bp - Monthly	203

	Upfront premium received		125,900			Unrealized appreciation		759
	Upfront premium (paid)		—			Unrealized depreciation		(48,735)

		Total	$125,900				Total	$(47,976)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(490)	$3,000	$586	1/17/47	(500 bp) - Monthly	$93
	CMBX NA BB.7 Index	(471)	3,000	586	1/17/47	(500 bp) - Monthly	112

	Credit Suisse International
	CMBX NA BB.7 Index	(1,288)	73,000	17,732	5/11/63	(500 bp) - Monthly	16,382
	CMBX NA BB.7 Index	(4,277)	26,000	5,075	1/17/47	(500 bp) - Monthly	777

	Goldman Sachs International
	CMBX NA BB.6 Index	(2,762)	27,000	6,558	5/11/63	(500 bp) - Monthly	3,774
	CMBX NA BB.7 Index	(303)	2,000	390	1/17/47	(500 bp) - Monthly	86
	CMBX NA BB.7 Index	(2,234)	11,000	2,147	1/17/47	(500 bp) - Monthly	(96)
	CMBX NA BB.7 Index	(983)	6,000	1,171	1/17/47	(500 bp) - Monthly	183

	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	8,000	270	1/17/47	(200 bp) - Monthly	98
	CMBX NA BB.6 Index	(532)	4,000	972	5/11/63	(500 bp) - Monthly	436
	CMBX NA BB.6 Index	(288)	2,000	486	5/11/63	(500 bp) - Monthly	196
	CMBX NA BB.6 Index	(141)	1,000	243	5/11/63	(500 bp) - Monthly	101
	CMBX NA BB.7 Index	(939)	6,000	1,171	1/17/47	(500 bp) - Monthly	229
	CMBX NA BB.7 Index	(1,027)	6,000	1,171	1/17/47	(500 bp) - Monthly	139
	CMBX NA BB.7 Index	(471)	3,000	586	1/17/47	(500 bp) - Monthly	112
	CMBX NA BB.7 Index	(487)	3,000	586	1/17/47	(500 bp) - Monthly	96
	CMBX NA BBB-.7 Index	(336)	3,000	332	1/17/47	(300 bp) - Monthly	(4)

	Upfront premium received	—			Unrealized appreciation		22,814
	Upfront premium (paid)	(17,198)			Unrealized depreciation		(100)

	Total	$(17,198)				Total	$22,714

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	B+/P	$(43,294)	$586,000	$45,894	12/20/22	500 bp - Quarterly	$2,844
	NA IG Series 28 Index	BBB+/P	(63,286)	3,950,000	83,677	6/20/22	100 bp - Quarterly	21,597

	Total		$(106,580)					$24,441

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized (appreciation/ depreciation)

	NA HY Series 29 Index	$223,207	$2,996,000	$234,641	12/20/22	(500 bp) - Quarterly	$(12,265)

	Total	$223,207					$(12,265)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan (Offshore)
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $148,103,434.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $21,381, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,653,743	$11,542,072	$12,540,255	$9,929	$655,560
	Putnam Short Term Investment Fund**	27,962,187	26,112,019	30,210,120	174,219	23,864,086

	Total Short-term investments	$29,615,930	$37,654,091	$42,750,375	$184,148	$24,519,646
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $655,560, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $635,942.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $498,991
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $160,694.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $110,746.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $4,443,021 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.Â OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses.Â Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.Â The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $317,229 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $160,694 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,199,207	$669,593	$—
Capital goods	5,209,469	151,810	—
Communication services	2,043,794	373,999	271
Conglomerates	457,034	169,503	—
Consumer cyclicals	10,650,516	459,366	—
Consumer staples	7,317,132	703,552	21,381
Energy	4,166,486	35,845	1,215
Financials	14,005,981	1,810,592	—
Health care	10,451,596	281,942	—
Technology	15,382,101	274,951	—
Transportation	2,204,115	425,695	—
Utilities and power	2,843,165	41,468	—
Total common stocks	76,930,596	5,398,316	22,867
Asset-backed securities	—	40,667	—
Convertible bonds and notes	—	18,619	—
Convertible preferred stocks	—	16,964	—
Corporate bonds and notes	—	23,844,207	3
Foreign government and agency bonds and notes	—	460,811	—
Mortgage-backed securities	—	2,826,656	—
Preferred stocks	17,952	—	—
Purchased options outstanding	—	1,900	—
Senior loans	—	196,549	—
U.S. government and agency mortgage obligations	—	19,016,731	—
Warrants	134	—	—
Short-term investments	23,864,086	1,642,680	—

Totals by level	$100,812,768	$53,464,100	$22,870

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$27,681	$—
Futures contracts	458,422	—	—
Written options outstanding	—	(524)	—
Written swap options outstanding	—	(5,042)	—
TBA sale commitments	—	(2,076,406)	—
Interest rate swap contracts	—	1,202	—
Total return swap contracts	—	(154,646)	—
Credit default contracts	—	(238,415)	—

Totals by level	$458,422	$(2,446,150)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$170,933	$409,348
Foreign exchange contracts	160,375	131,318
Equity contracts	753,450	370,184
Interest rate contracts	86,527	169,723

Total	$1,171,285	$1,080,573

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$1,600,000
Written currency option contracts (contract amount)		$1,600,000
Written swap option contracts (contract amount)		$170,000
Futures contracts (number of contracts)		300
Forward currency contracts (contract amount)		$24,100,000
Centrally cleared interest rate swap contracts (notional)		$11,600,000
OTC total return swap contracts (notional)		$11,500,000
OTC credit default contracts (notional)		$1,300,000
Centrally cleared credit default contracts (notional)		$5,200,000
Warrants (number of warrants)		6,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017